Note 13 - Commitments and Contingencies (Tables)	9 Months Ended
Jul. 31, 2025
Statement Line Items [Line Items]
Disclosure of commitments [text block]
(thousands of Canadian dollars)
	July 31	October 31	July 31
	2025	2024	2024

Credit asset commitments	$591,162	$635,433	$367,494
Letters of credit	47,651	65,671	66,167

	$638,813	$701,104	$433,661